Revenue - Schedule of Contract with Customer, Asset and Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in Contract with Customer, Asset
Balance, beginning of year	$ 54	$ 71
Additions	1	0
Amortization	(4)	(4)
Transfers to accounts receivable	(10)	(13)
Balance, end of year	41	54
Change in Contract with Customer, Liability
Balance, beginning of year	1	0
Additions	0	1
Revenue recognized from contract liabilities	(1)	0
Balance, end of year	$ 0	$ 1